Offerings - Offering: 1	Oct. 03, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares underlying rights included as part of units
Amount Registered | shares	2,530,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 25,300,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,493.93
Offering Note	(1) Estimated solely for the purposes of calculating the registration fee pursuant to Rule 457(a) under the Securities Act. (4) An additional indeterminate amount of securities are being registered hereby to be offered solely for certain market making transactions, by affiliates of the Registrant. Pursuant to Rule 457(q) under the Securities Act, no additional filing fee is required.